UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: August 31

Date of reporting period: November 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Equity Long/Short Fund

Portfolio of Investments	November 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 159.5%

	COMMON STOCKS – 159.5%

	Aerospace & Defense – 3.8%

12,200	Boeing Company	$1,774,490

11,200	Huntington Ingalls Industries Inc.	1,466,304

26,100	Spirit AeroSystems Holdings Inc., (2)	1,368,945
	Total Aerospace & Defense	4,609,739

	Air Freight & Logistics – 2.3%

20,719	C.H. Robinson Worldwide, Inc.	1,397,082

28,728	Expeditors International of Washington, Inc.	1,394,457
	Total Air Freight & Logistics	2,791,539

	Airlines – 3.7%

31,800	Delta Air Lines, Inc.	1,477,428

58,300	JetBlue Airways Corporation, (2)	1,442,342

31,547	Southwest Airlines Company	1,447,376
	Total Airlines	4,367,146

	Automobiles – 0.8%

63,300	Ford Motor Company	907,089

	Banks – 8.0%

75,000	Bank of America Corporation	1,307,250

38,600	Citigroup Inc.	2,087,874

33,500	JPMorgan Chase & Co.	2,233,780

16,800	PNC Financial Services Group, Inc.	1,604,568

40,700	Wells Fargo & Company	2,242,570
	Total Banks	9,476,042

	Beverages – 2.9%

28,301	Coca-Cola Enterprises Inc.	1,423,540

20,100	PepsiCo, Inc.	2,013,216
	Total Beverages	3,436,756

	Biotechnology – 5.8%

11,800	Amgen Inc.	1,900,980

5,675	Biogen Inc., (2)	1,627,931

18,900	Gilead Sciences, Inc.	2,002,644

9,200	United Therapeutics Corporation, (2)	1,404,196
	Total Biotechnology	6,935,751

	Building Products – 2.4%

48,000	Masco Corporation	1,435,680

Nuveen Investments	1

Nuveen Equity Long/Short Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Building Products (continued)

30,000	Owens Corning	$1,405,200
	Total Building Products	2,840,880

	Capital Markets – 1.1%

44,200	E*Trade Group Inc., (2)	1,345,006

	Chemicals – 4.5%

34,000	Cabot Corporation	1,480,360

18,600	Eastman Chemical Company	1,351,290

14,125	LyondellBasell Industries NV	1,353,458

37,800	Mosaic Company	1,195,992
	Total Chemicals	5,381,100

	Communications Equipment – 4.8%

125,500	Brocade Communications Systems Inc.	1,177,818

72,800	Cisco Systems, Inc.	1,983,800

10,900	F5 Networks, Inc., (2)	1,122,700

48,500	Juniper Networks Inc.	1,461,305
	Total Communications Equipment	5,745,623

	Construction & Engineering – 3.6%

45,822	AECOM, (2)	1,458,514

34,400	Chicago Bridge & Iron Company N.V.	1,470,600

32,500	Jacobs Engineering Group, Inc., (2)	1,434,550
	Total Construction & Engineering	4,363,664

	Consumer Finance – 1.3%

19,900	Capital One Financial Corporation	1,562,349

	Containers & Packaging – 2.4%

26,823	Crown Holdings Inc., (2)	1,392,382

106,200	Graphic Packaging Holding Company	1,451,754
	Total Containers & Packaging	2,844,136

	Distributors – 1.2%

16,200	Genuine Parts Company	1,468,206

	Diversified Financial Services – 4.0%

19,500	CBOE Holdings Inc.	1,408,095

5,700	Intercontinental Exchange Group, Inc.	1,481,088

4,600	Moody’s Corporation	474,352

24,500	NASDAQ Stock Market, Inc.	1,436,190
	Total Diversified Financial Services	4,799,725

	Diversified Telecommunication Services – 1.2%

55,300	CenturyLink Inc.	1,489,229

2	Nuveen Investments

Shares	Description (1)	Value

	Electric Utilities – 2.3%

23,700	Edison International	$1,406,832

51,100	Exelon Corporation	1,395,541
	Total Electric Utilities	2,802,373

	Electrical Equipment – 2.4%

25,700	Eaton PLC	1,494,712

13,226	Rockwell Automation, Inc.	1,407,775
	Total Electrical Equipment	2,902,487

	Electronic Equipment, Instruments & Components – 1.2%

44,300	Ingram Micro, Inc., Class A	1,370,199

	Energy Equipment & Services – 2.1%

17,400	Dril Quip Inc., (2)	1,098,114

103,248	Noble Corporation PLC	1,370,101
	Total Energy Equipment & Services	2,468,215

	Health Care Providers & Services – 8.5%

12,500	Aetna Inc.	1,284,375

15,000	AmerisourceBergen Corporation	1,479,600

16,700	Cardinal Health, Inc.	1,450,395

24,300	Centene Corporation, (2)	1,403,325

17,993	Express Scripts, Holding Company, (2)	1,538,042

20,200	Lifepoint Hospitals Inc., (2)	1,446,522

8,404	McKesson HBOC Inc.	1,591,297
	Total Health Care Providers & Services	10,193,556

	Hotels, Restaurants & Leisure – 4.8%

28,700	Carnival Corporation	1,450,211

19,600	Darden Restaurants, Inc.	1,100,932

20,200	Marriott International, Inc., Class A	1,432,382

28,300	Starbucks Corporation	1,737,337
	Total Hotels, Restaurants & Leisure	5,720,862

	Household Durables – 3.4%

27,100	Leggett and Platt Inc.	1,262,860

17,400	Tempur Pedic International Inc., (2)	1,383,300

25,100	Tupperware Corporation	1,424,927
	Total Household Durables	4,071,087

	Independent Power & Renewable Electricity Producers – 1.0%

97,700	NRG Energy Inc.	1,207,572

	Industrial Conglomerates – 2.3%

15,510	Carlisle Companies Inc.	1,371,860

7,300	Roper Technologies, Inc.	1,412,477
	Total Industrial Conglomerates	2,784,337

Nuveen Investments	3

Nuveen Equity Long/Short Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Insurance – 7.1%

22,177	AFLAC Incorporated	$1,446,827

23,400	Allstate Corporation	1,468,584

12,200	American National Insurance Company	1,309,792

23,700	Amtrust Financial Services, Inc.	1,481,487

7,300	Everest Reinsurance Group Ltd	1,346,412

13,000	Travelers Companies, Inc.	1,489,410
	Total Insurance	8,542,512

	Internet & Catalog Retail – 1.3%

1,250	priceline.com Incorporated, (2)	1,561,063

	Internet Software & Services – 2.5%

51,300	eBay Inc., (2)	1,517,967

17,000	VeriSign, Inc., (2)	1,520,480
	Total Internet Software & Services	3,038,447

	IT Services – 8.7%

15,500	Accenture Limited	1,661,910

34,000	CoreLogic Inc.	1,253,240

19,800	Global Payments Inc.	1,402,830

25,632	Leidos Holdings Inc.	1,484,862

17,600	MasterCard, Inc.	1,723,392

26,000	Total System Services Inc.	1,454,960

27,200	Vantiv Inc., (2)	1,433,712
	Total IT Services	10,414,906

	Leisure Products – 1.2%

13,600	Polaris Industries Inc.	1,433,848

	Life Sciences Tools & Services – 1.2%

21,200	Quintiles Transnational Corporation, (2)	1,441,388

	Machinery – 8.9%

28,921	AGCO Corporation	1,453,569

50,170	Allision Transmission Holdings Inc.	1,402,753

26,100	Crane Company	1,357,722

19,154	Deere & Company	1,524,084

21,800	Dover Corporation	1,436,620

47,800	Kennametal Inc.	1,398,150

6,500	Stanley Black & Decker Inc.	709,540

43,800	Timken Company	1,412,112
	Total Machinery	10,694,550

	Media – 7.5%

18,700	AMC Networks Inc., Class A Shares, (2)	1,520,497

4	Nuveen Investments

Shares	Description (1)	Value

	Media (continued)

27,900	Comcast Corporation, Class A	$1,697,994

62,400	Interpublic Group of Companies, Inc.	1,435,200

72,300	MSG Networks Inc., (2)	1,430,094

100,800	News Corporation, Class A Shares	1,446,480

357,100	Sirius XM Holdings Inc., (2)	1,467,681
	Total Media	8,997,946

	Metals & Mining – 3.6%

35,700	Nucor Corporation	1,479,765

24,800	Reliance Steel & Aluminum Company	1,458,488

79,900	Steel Dynamics Inc.	1,389,461
	Total Metals & Mining	4,327,714

	Multiline Retail – 1.3%

21,900	Target Corporation	1,587,750

	Oil, Gas & Consumable Fuels – 5.8%

28,900	CVTR Energy Inc.	1,379,975

45,200	Murphy Oil Corporation	1,291,816

39,200	PBF Energy Inc.	1,587,208

122,800	Southwestern Energy Company, (2)	1,106,428

21,700	Valero Energy Corporation	1,559,362
	Total Oil, Gas & Consumable Fuels	6,924,789

	Personal Products – 2.4%

16,500	Estee Lauder Companies Inc., Class A	1,387,980

25,443	Herbalife, Limited	1,468,824
	Total Personal Products	2,856,804

	Pharmaceuticals – 3.7%

23,800	Johnson & Johnson	2,409,512

62,200	Pfizer Inc.	2,038,294
	Total Pharmaceuticals	4,447,806

	Semiconductors & Semiconductor Equipment – 3.8%

25,600	First Solar Inc., (2)	1,446,656

48,000	NVIDIA Corporation	1,522,560

139,700	ON Semiconductor Corporation, (2)	1,531,112
	Total Semiconductors & Semiconductor Equipment	4,500,328

	Software – 5.5%

17,200	Citrix Systems, (2)	1,318,724

17,900	Electronic Arts Inc., (2)	1,213,441

46,658	Microsoft Corporation	2,535,862

18,100	Red Hat, Inc., (2)	1,473,521
	Total Software	6,541,548

Nuveen Investments	5

Nuveen Equity Long/Short Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Shares	Description (1)			Value

	Specialty Retail – 6.3%

39,200	Best Buy Co., Inc.			$1,245,776

12,191	Foot Locker, Inc.			792,415

30,100	GameStop Corporation			1,054,403

15,800	Home Depot, Inc.			2,115,304

22,000	Lowe’s Companies, Inc.			1,685,200

51,000	Staples, Inc.			615,570
	Total Specialty Retail			7,508,668

	Technology Hardware, Storage & Peripherals – 3.4%

34,700	Apple, Inc.			4,105,010

	Textiles, Apparel & Luxury Goods – 2.4%

15,900	Carter’s Inc.			1,371,057

11,226	Nike, Inc., Class B			1,484,975
	Total Textiles, Apparel & Luxury Goods			2,856,032

	Wireless Telecommunication Services – 1.1%

36,576	T-Mobile US Inc., (2)			1,298,449
	Total Long-Term Investments (cost $183,903,337)			190,964,226

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 8.0%

	REPURCHASE AGREEMENTS – 8.0%

$9,565	Repurchase Agreement with Fixed Income Clearing Corporation, dated 11/30/15, repurchase price $9,564,615, collateralized by $9,510,000 U.S. Treasury Notes, 2.500%, due 5/15/24, value $9,759,638	0.000%	12/01/15	$9,564,615
	Total Short-Term Investments (cost $9,564,615)			9,564,615
	Total Investments (cost $193,467,952) – 167.5%			200,528,841

Shares	Description (1)			Value

	COMMON STOCKS SOLD SHORT – (84.3)% (3)

	Aerospace & Defense – (1.6)%

(20,300)	BE Aerospace Inc.			$(938,266)

(20,700)	Hexcel Corporation			(974,763)
	Total Aerospace & Defense			(1,913,029)

	Airlines – (1.6)%

(17,700)	Copa Holdings SA			(914,205)

(27,900)	Spirit Airline Holdings, (2)			(1,025,883)
	Total Airlines			(1,940,088)

	Auto Components – (0.8)%

(22,335)	BorgWarner Inc.			(953,481)

6	Nuveen Investments

Shares	Description (1)	Value

	Automobiles – (0.8)%

(4,100)	Tesla Motors Inc., (2)	$(944,066)

	Banks – (0.6)%

(5,850)	M&T Bank Corporation	(733,181)

	Beverages – (0.9)%

(6,600)	Monster Beverage Corporation, (2)	(1,020,426)

	Chemicals – (7.4)%

(7,000)	Air Products & Chemicals Inc.	(958,230)

(17,800)	Albemarle Corporation	(953,368)

(8,800)	Ashland Inc.	(991,320)

(20,800)	CF Industries Holdings, Inc.	(959,712)

(15,000)	E.I. Du Pont de Nemours and Company	(1,010,100)

(23,000)	FMC Corporation	(988,310)

(10,400)	Monsanto Company	(989,664)

(2,400)	NewMarket Corporation	(991,560)

(8,700)	Praxair, Inc.	(981,360)
	Total Chemicals	(8,823,624)

	Commercial Services & Supplies – (1.6)%

(57,800)	Covanta Holding Corporation	(933,470)

(26,696)	Tyco International PLC	(942,636)
	Total Commercial Services & Supplies	(1,876,106)

	Construction Materials – (0.8)%

(14,121)	Eagle Materials Inc.	(975,479)

	Diversified Financial Services – (0.8)%

(10,000)	CME Group, Inc.	(976,500)

	Electric Utilities – (2.6)%

(34,800)	Hawaiian Electric Industries	(994,584)

(30,700)	ITC Holdings Corporation	(1,132,216)

(23,422)	Westar Energy Inc.	(999,651)
	Total Electric Utilities	(3,126,451)

	Electronic Equipment, Instruments & Components – (3.2)%

(17,914)	Amphenol Corporation, Class A	(986,166)

(27,700)	FLIR Systems Inc.	(846,512)

(31,100)	National Instruments Corporation	(976,540)

(12,100)	Zebra Technologies Corporation, Class A, (2)	(970,420)
	Total Electronic Equipment, Instruments & Components	(3,779,638)

	Energy Equipment & Services – (1.3)%

(14,400)	Baker Hughes Incorporated	(778,608)

(19,800)	Halliburton Company	(789,030)
	Total Energy Equipment & Services	(1,567,638)

Nuveen Investments	7

Nuveen Equity Long/Short Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Food & Staples Retailing – (1.6)%

(39,600)	Sprouts Farmers Market Inc., (2)	$(955,548)

(11,700)	Walgreens Boots Alliance Inc.	(983,151)
	Total Food & Staples Retailing	(1,938,699)

	Food Products – (2.5)%

(13,600)	Kraft Heinz Company	(1,002,184)

(12,100)	Mead Johnson Nutrition Company, Class A Shares	(975,139)

(24,500)	WhiteWave Foods Company, (2)	(995,435)
	Total Food Products	(2,972,758)

	Health Care Equipment & Supplies – (3.9)%

(6,500)	Becton, Dickinson and Company	(976,625)

(6,800)	Cooper Companies, Inc.	(994,500)

(5,200)	Edwards Lifesciences Corporation, (2)	(847,600)

(13,271)	Idexx Labs Inc., (2)	(939,852)

(9,500)	Zimmer Holdings, Inc.	(959,595)
	Total Health Care Equipment & Supplies	(4,718,172)

	Health Care Providers & Services – (0.6)%

(30,600)	Brookdale Senior Living Inc., (2)	(687,888)

	Health Care Technology – (0.9)%

(6,500)	AthenaHealth Inc., (2)	(1,090,375)

	Hotels, Restaurants & Leisure – (1.6)%

(18,300)	Choice Hotels International, Inc.	(934,764)

(16,500)	Wynn Resorts Ltd	(1,035,705)
	Total Hotels, Restaurants & Leisure	(1,970,469)

	Household Durables – (3.1)%

(25,500)	Garmin Limited	(965,175)

(7,200)	Harman International Industries Inc.	(742,752)

(19,300)	Lennar Corporation, Class A	(988,353)

(27,000)	Toll Brothers Inc., (2)	(1,003,860)
	Total Household Durables	(3,700,140)

	Household Products – (2.4)%

(15,015)	Colgate-Palmolive Company	(986,185)

(7,400)	Kimberly-Clark Corporation	(881,710)

(10,476)	Spectrum Brands Inc.	(992,182)
	Total Household Products	(2,860,077)

	Insurance – (1.6)%

(10,562)	AON PLC	(1,000,644)

(18,800)	Mercury General Corporation	(972,900)
	Total Insurance	(1,973,544)

8	Nuveen Investments

Shares	Description (1)	Value

	Internet & Catalog Retail – (0.4)%

(4,200)	NetFlix.com Inc., (2)	$(517,986)

	Internet Software & Services – (1.9)%

(2,500)	CoStar Group, Inc., (2)	(523,100)

(28,850)	Pandora Media, Inc., (2)	(398,130)

(28,900)	Yahoo! Inc., (2)	(977,109)

(11,500)	Yelp Incorporated, (2)	(346,495)
	Total Internet Software & Services	(2,244,834)

	IT Services – (0.8)%

(33,600)	VeriFone Holdings Inc., (2)	(963,648)

	Leisure Products – (0.7)%

(35,800)	Mattel, Inc.	(889,988)

	Life Sciences Tools & Services – (0.7)%

(14,700)	Perkinelmer Inc.	(781,452)

	Machinery – (4.2)%

(32,500)	Donaldson Company, Inc.	(1,020,500)

(16,200)	Ingersoll Rand Company Limited, Class A	(950,454)

(24,004)	Oshkosh Truck Corporation	(1,052,815)

(17,100)	Pentair Limited	(969,570)

(13,177)	Toro Company	(1,015,551)
	Total Machinery	(5,008,890)

	Marine – (0.8)%

(14,500)	Kirby Corporation, (2)	(936,700)

	Media – (0.6)%

(19,523)	Lions Gate Entertainment Corporation, Equity	(662,611)

	Metals & Mining – (1.7)%

(12,000)	Compass Minerals International, Inc.	(1,009,680)

(38,000)	Southern Copper Corporation	(977,740)
	Total Metals & Mining	(1,987,420)

	Multiline Retail – (0.9)%

(14,600)	Dollar Tree Stores Inc., (2)	(1,101,716)

	Multi-Utilities – (0.8)%

(14,200)	Dominion Resources, Inc.	(956,654)

	Oil, Gas & Consumable Fuels – (8.1)%

(49,400)	Cabot Oil & Gas Corporation	(930,202)

(5,900)	Cheniere Energy Inc., (2)	(280,545)

(8,100)	Cimarex Energy Company	(964,062)

(17,721)	ConocoPhillips	(957,820)

Nuveen Investments	9

Nuveen Equity Long/Short Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

(17,293)	Energen Corporation	$(1,025,302)

(16,700)	EQT Corporation	(955,574)

(36,700)	Golar LNG, Limited	(1,003,745)

(40,600)	Kinder Morgan, Inc.	(956,942)

(27,500)	Noble Energy, Inc.	(1,008,425)

(23,100)	ONEOK, Inc.	(680,988)

(32,300)	Range Resources Corporation	(923,134)
	Total Oil, Gas & Consumable Fuels	(9,686,739)

	Personal Products – (0.8)%

(12,007)	Edgewell Personal Care Co	(966,564)

	Pharmaceuticals – (0.4)%

(7,700)	Endo International PLC, (2)	(473,396)

	Professional Services – (0.4)%

(4,139)	IHS Inc., (2)	(510,380)

	Road & Rail – (1.7)%

(14,200)	Genesee & Wyoming Inc., (2)	(983,634)

(11,275)	Kansas City Southern Industries	(1,025,123)
	Total Road & Rail	(2,008,757)

	Semiconductors & Semiconductor Equipment – (3.3)%

(94,023)	Cypress Semiconductor Corporation	(1,017,329)

(21,006)	Linear Technology Corporation	(960,394)

(20,700)	Microchip Technology Incorporated	(999,396)

(42,300)	SunPower Corporation, (2)	(1,013,508)
	Total Semiconductors & Semiconductor Equipment	(3,990,627)

	Software – (3.4)%

(11,200)	NetSuite Inc., (2)	(956,480)

(10,300)	Tableau Software Inc., Class A, (2)	(999,409)

(4,600)	Ultimate Software Group, Inc., (2)	(908,500)

(10,000)	Workday Inc., Class A, (2)	(837,100)

(135,000)	Zynga Inc., (2)	(348,300)
	Total Software	(4,049,789)

	Specialty Retail – (1.4)%

(15,700)	CarMax, Inc., (2)	(899,610)

(9,700)	Tiffany & Co.	(772,896)
	Total Specialty Retail	(1,672,506)

	Technology Hardware, Storage & Peripherals – (0.7)%

(96,800)	3D Systems Corporation, (2)	(882,816)

10	Nuveen Investments

Shares	Description (1)	Value

	Textiles, Apparel & Luxury Goods – (3.7)%

(29,000)	Hanesbrands Inc.	$(889,430)

(51,100)	Kate Spade & Company, (2)	(1,024,044)

(18,700)	Lululemon Athletica Inc., (2)	(894,234)

(6,800)	Under Armour, Inc., (2)	(586,296)

(15,300)	VF Corporation	(989,910)
	Textiles, Apparel & Luxury Goods	(4,383,914)

	Tobacco – (0.8)%

(21,100)	Reynolds American Inc.	(975,875)

	Trading Companies & Distributors – (1.6)%

(23,200)	Fastenal Company	(941,456)

(8,067)	Watsco Inc.	(1,025,396)
	Total Trading Companies & Distributors	(1,966,852)

	Transportation Infrastructure – (0.7)%

(11,500)	Macquarie Infrastructure Corporation	(862,845)

	Water Utilities – (1.6)%

(16,700)	American Water Works Company	(964,592)

(33,400)	Aqua America Inc.	(980,290)
	Total Water Utilities	(1,944,882)
	Total Common Stocks Sold Short (proceeds $104,747,042)	(100,969,670)
	Other Assets Less Liabilities – 16.8%	20,189,379
	Net Assets – 100%	$119,748,550

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$190,964,226	$—	$—	$190,964,226
Short-Term Investments:
Repurchase Agreements	—	9,564,615	—	9,564,615
Common Stocks Sold Short	(100,969,670)	—	—	(100,969,670)
Total	$89,994,556	$9,564,615	$—	$99,559,171

Nuveen Investments	11

Nuveen Equity Long/Short Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2015, the cost of investments (excluding common stocks sold short) was $193,555,976.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding common stocks sold short) as of November 30, 2015, were as follows:

Gross unrealized:
Appreciation	$12,048,941
Depreciation	(5,076,076)
Net unrealized appreciation (depreciation) of investments	$6,972,865

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold Short. As of the end of the reporting period, long-term investments with a value of $119,639,256 have been pledged as collateral for Common Stocks Sold Short.

12	Nuveen Investments

Nuveen Growth Fund

Portfolio of Investments	November 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.8%

	COMMON STOCKS – 98.8%

	Aerospace & Defense – 2.9%

9,668	Boeing Company	$1,406,211

	Air Freight & Logistics – 1.0%

10,150	Expeditors International of Washington, Inc.	492,681

	Automobiles – 1.0%

8,859	Thor Industries, Inc.	513,113

	Banks – 1.3%

11,353	Wells Fargo & Company	625,550

	Beverages – 7.4%

14,712	Coca-Cola Company	627,025

13,363	Dr. Pepper Snapple Group	1,199,329

18,356	PepsiCo, Inc.	1,838,537
	Total Beverages	3,664,891

	Biotechnology – 5.9%

9,206	Amgen Inc.	1,483,087

4,762	Celgene Corporation, (2)	521,201

8,750	Gilead Sciences, Inc.	927,150
	Total Biotechnology	2,931,438

	Communications Equipment – 0.9%

4,114	F5 Networks, Inc., (2)	423,742

	Containers & Packaging – 2.2%

8,004	AptarGroup Inc.	596,138

9,851	Crown Holdings Inc., (2)	511,365
	Total Containers & Packaging	1,107,503

	Diversified Consumer Services – 1.0%

18,412	Service Corporation International	512,774

	Diversified Telecommunication Services – 3.2%

24,077	AT&T Inc.	810,673

17,419	Verizon Communications Inc.	791,694
	Total Diversified Telecommunication Services	1,602,367

	Food & Staples Retailing – 2.0%

6,642	CVS Health Corporation	624,946

12,393	Whole Foods Market, Inc.	361,256
	Total Food & Staples Retailing	986,202

Nuveen Investments	13

Nuveen Growth Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Food Products – 1.3%

17,682	Archer-Daniels-Midland Company	$645,216

	Health Care Providers & Services – 15.3%

8,503	Aetna Inc.	873,683

10,005	AmerisourceBergen Corporation	986,893

6,215	Anthem Inc.	810,312

14,380	Cardinal Health, Inc.	1,248,903

10,277	Express Scripts, Holding Company, (2)	878,478

5,884	McKesson HBOC Inc.	1,114,135

14,520	UnitedHealth Group Incorporated	1,636,549
	Total Health Care Providers & Services	7,548,953

	Hotels, Restaurants & Leisure – 3.9%

12,067	Marriott International, Inc., Class A	855,671

9,256	McDonald’s Corporation	1,056,665
	Total Hotels, Restaurants & Leisure	1,912,336

	Industrial Conglomerates – 1.6%

4,068	Roper Technologies, Inc.	787,117

	Insurance – 1.0%

5,584	Reinsurance Group of America Inc.	513,058

	Internet Software & Services – 2.8%

886	Alphabet Inc., Class A, (2)	675,885

940	Alphabet Inc., Class C Shares, (2)	698,044
	Total Internet Software & Services	1,373,929

	IT Services – 10.0%

12,472	Accenture Limited	1,337,248

8,712	Gartner Inc., (2)	812,830

7,586	Global Payments Inc.	537,468

17,067	MasterCard, Inc.	1,671,201

7,394	Visa Inc.	584,200
	Total IT Services	4,942,947

	Leisure Equipment & Products – 0.9%

4,374	Polaris Industries Inc.	461,151

	Machinery – 1.7%

8,076	Parker Hannifin Corporation	845,234

	Media – 7.6%

21,350	Comcast Corporation, Class A	1,299,361

9,273	Discovery Communications Inc., Class A Shares, (2)	288,761

7,501	Scripps Networks Interactive, Class A Shares	426,057

11,912	Viacom Inc., Class B	593,098

14	Nuveen Investments

Shares	Description (1)			Value

	Media (continued)

10,163	Walt Disney Company			$1,153,196
	Total Media			3,760,473

	Multiline Retail – 1.9%

12,846	Target Corporation			931,335

	Road & Rail – 1.0%

7,903	Landstar System			493,305

	Software – 5.8%

5,199	Intuit, Inc.			520,940

43,226	Microsoft Corporation			2,349,333
	Total Software			2,870,273

	Specialty Retail – 8.1%

19,771	Gap, Inc.			528,479

18,322	Home Depot, Inc.			2,452,949

13,310	Lowe’s Companies, Inc.			1,019,546
	Total Specialty Retail			4,000,974

	Technology Hardware, Storage & Peripherals – 6.1%

21,586	Apple, Inc.			2,553,624

18,896	EMC Corporation			478,825
	Total Technology Hardware, Storage & Peripherals			3,032,449

	Tobacco – 1.0%

5,837	Philip Morris International			510,095
	Total Long-Term Investments (cost $40,627,278)			48,895,317

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.3%

	REPURCHASE AGREEMENTS – 1.3%

$660	Repurchase Agreement with Fixed Income Clearing Corporation, dated 11/30/15, repurchase price $660,407, collateralized by $595,000 U.S. Treasury Bonds, 3.625%, due 8/15/43, value $676,813	0.000%	12/01/15	$660,407
	Total Short-Term Investments (cost $660,407)			660,407
	Total Investments (cost $41,287,685) – 100.1%			49,555,724
	Other Assets Less Liabilities – (0.1)%			(52,462)
	Net Assets – 100%			$49,503,262

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market

Nuveen Investments	15

Nuveen Growth Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$48,895,317	$—	$—	$48,895,317
Short-Term Investments:
Repurchase Agreements	—	660,407	—	660,407
Total	$48,895,317	$660,407	$—	$49,555,724

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2015, the cost of investments was $41,448,681.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2015, were as follows:

Gross unrealized:
Appreciation	$9,964,685
Depreciation	(1,857,642)
Net unrealized appreciation (depreciation) of investments	$8,107,043

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

16	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: January 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: January 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: January 29, 2016